Annual Fund Operating Expenses - Vanguard Commodity Strategy Fund - Admiral Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.20%